Statements Of Changes In Shareholders' Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Balance	$ 316,952	$ 363,390	$ 362,792
Shares issued on exercise of options	$ 3,996	$ 89	$ 2,598
Shares issued on exercise of options (in shares)	600,000	15,000	469,000
Cancellation of shares, value	$ (36,736)	$ (17,880)
Stock-based compensation expenses	1,685	309	$ 1,536
Consolidated net income (loss)	(13,158)	(25,588)	297
Cash dividends declared ($0.08 per share)	(2,936)	(3,409)	(3,622)
Cash dividends paid			(211)
Cash dividends reversal	179	41
Accumulated other comprehensive loss	(4,417)
Balance	265,565	316,952	363,390
Parent Company
Condensed Financial Statements, Captions [Line Items]
Balance	316,952	363,390	362,792
Shares issued on exercise of options	3,996	89	2,598
Cancellation of shares, value	(36,736)	(17,880)
Stock-based compensation expenses	1,685	309	1,536
Consolidated net income (loss)	(13,158)	(25,588)	297
Cash dividends declared ($0.08 per share)	(2,936)	(3,409)	(3,622)
Cash dividends paid			(211)
Cash dividends reversal	179	41
Accumulated other comprehensive loss	(4,417)
Balance	265,565	316,952	363,390
Common Stock
Condensed Financial Statements, Captions [Line Items]
Balance	$ 426	$ 453	$ 448
Balance (in shares)	42,618,322	45,272,735	44,803,735
Shares issued on exercise of options	$ 6		$ 5
Shares issued on exercise of options (in shares)	600,000	15,000	469,000
Cancellation of shares, value	$ (65)	$ (27)
Cancellation of shares, shares	(6,518,750)	(2,669,413)
Balance	$ 367	$ 426	$ 453
Balance (in shares)	36,699,572	42,618,322	45,272,735
Common Stock | Parent Company
Condensed Financial Statements, Captions [Line Items]
Balance	$ 426	$ 453	$ 448
Balance (in shares)	42,618,322	45,272,735	44,803,735
Shares issued on exercise of options	$ 6		$ 5
Shares issued on exercise of options (in shares)	600,000	15,000	469,000
Cancellation of shares, value	$ (65)	$ (27)
Cancellation of shares, shares	(6,518,750)	(2,669,413)
Balance	$ 367	$ 426	$ 453
Balance (in shares)	36,699,572	42,618,322	45,272,735
Additional Paid-in Capital
Condensed Financial Statements, Captions [Line Items]
Balance	$ 274,276	$ 291,731	$ 287,602
Shares issued on exercise of options	3,990	89	2,593
Cancellation of shares, value	(36,671)	(17,853)
Stock-based compensation expenses	1,685	309	1,536
Balance	243,280	274,276	291,731
Additional Paid-in Capital | Parent Company
Condensed Financial Statements, Captions [Line Items]
Balance	274,276	291,731	287,602
Shares issued on exercise of options	3,990	89	2,593
Cancellation of shares, value	(36,671)	(17,853)
Stock-based compensation expenses	1,685	309	1,536
Balance	243,280	274,276	291,731
Retained Earnings
Condensed Financial Statements, Captions [Line Items]
Balance	42,258	71,214	74,750
Consolidated net income (loss)	(13,158)	(25,588)	297
Cash dividends declared ($0.08 per share)	(2,936)	(3,409)	(3,622)
Cash dividends paid			(211)
Cash dividends reversal	179	41
Balance	26,343	42,258	71,214
Retained Earnings | Parent Company
Condensed Financial Statements, Captions [Line Items]
Balance	42,258	71,214	74,750
Consolidated net income (loss)	(13,158)	(25,588)	297
Cash dividends declared ($0.08 per share)	(2,936)	(3,409)	(3,622)
Cash dividends paid			(211)
Cash dividends reversal	179	41
Balance	26,343	42,258	71,214
Accumulated Other Comprehensive Loss
Condensed Financial Statements, Captions [Line Items]
Balance	(8)	(8)	(8)
Accumulated other comprehensive loss	(4,417)
Balance	(4,425)	(8)	(8)
Accumulated Other Comprehensive Loss | Parent Company
Condensed Financial Statements, Captions [Line Items]
Balance	(8)	(8)	(8)
Accumulated other comprehensive loss	(4,417)
Balance	$ (4,425)	$ (8)	$ (8)